CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 13,062,373	$ 738,301	$ 2,774,241
Costs of revenue	(16,627,535)	(927,286)	(1,802,864)
Gross profit (loss)	(3,565,162)	(188,985)	971,377
Service incomes	14,587	1,600,012	47,665
Service expenses	(21,130)	(1,234,257)	(29,022)
General and administrative expenses	(4,643,962)	(4,089,592)	(1,929,206)
Recovery gain from doubtful accounts (provision for doubtful accounts)	150,280	(8,544)	(347,891)
Selling expenses	(1,018,581)	(2,982,447)	(138,981)
Operating loss	(9,083,968)	(6,903,813)	(1,426,058)
Financial expenses	(125,127)	(194,773)	(174,463)
Other incomes	68,436	0	83,762
Other expenses	0	(2,586)	(21,850)
Loss from warrant redemption	(1,091,719)	0	0
Change in fair value of warrants liability	137,710	390,324	2,866,171
Income (loss) before provision for income tax and non-controlling interest	(10,094,668)	(6,710,848)	1,327,562
Provision for income tax (expense) benefit	95,026	11,978	(357,726)
Net income (loss) from continuing operations	(9,999,642)	(6,698,870)	969,836
Discontinued operations:
Loss from disposal of discontinued component, net of taxes	(82,579)	0	0
Loss from operations of discontinued component, net of taxes	(168,574)	(3,663,465)	(26,003,708)
Net loss	(10,250,795)	(10,362,335)	(25,033,872)
Less: net loss attributable to non-controlling interest	(129,020)	(139,205)	(735,758)
Net loss attributable to Lianluo Smart Limited	(10,121,775)	(10,223,130)	(24,298,114)
Net income (loss) from continuing operations	(9,999,642)	(6,698,870)	969,836
Net loss from discontinued operations	(251,153)	(3,663,465)	(26,003,708)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	(567,162)	(461,548)	(576,891)
Comprehensive loss	(10,817,957)	(10,823,883)	(25,610,763)
-less comprehensive loss attributable to the non-controlling interest	(230,838)	(189,670)	(762,777)
Comprehensive loss attributable to Lianluo Smart Limited	$ (10,587,119)	$ (10,634,213)	$ (24,847,986)
Loss per share
-Basic	$ (0.97)	$ (1.74)	$ (4.41)
-Diluted	$ (0.97)	$ (1.73)	$ (4.34)
Weighted average number of common shares used in computation
-Basic	10,422,765	5,862,647	5,510,076
-Diluted	10,428,951	5,896,534	5,597,169